CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $)	3 Months Ended		213 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
EXPENSES
Exploration (Note 7)	$ 1,603,790	$ 3,615,987	$ 94,593,467
General and administration	2,823,496	2,069,602	56,170,745
Consultancy and advisory fees	936,926		936,926
Depreciation	28,836	41,155	1,455,903
Foreign exchange loss (gain)	(117,684)	25,338	(35,959)
Impairment of mineral property interests			1,017,751
Gain on sale of mineral property interests		(104,914)	(1,679,437)
Loss from operations	(5,275,364)	(5,647,168)	(152,459,396)
Gain on sale of investments			3,326,275
Interest income	63,566	88,118	5,566,834
Interest expense (Note 5)	(64,256)	(52,176)	(518,574)
Loss from equity investee (Note 5)	(112,929)	(302,606)	(5,043,714)
Fair value adjustment of asset backed commercial paper			(2,332,531)
Loss from operations before income taxes	(5,388,983)	(5,913,832)	(151,461,106)
Current income tax recovery (expense)			(152,190)
Deferred income tax recovery	297,139	839,000	5,494,665
Net loss	(5,091,844)	(5,074,832)	(146,118,631)
Comprehensive income (loss):
Net loss	(5,091,844)	(5,074,832)	(146,118,631)
Foreign currency translation adjustment (Note 13)	(583,198)	1,145,471	2,669,821
Comprehensive loss	$ (5,675,042)	$ (3,929,361)	$ (143,448,810)
Basic and diluted net loss per share	$ (0.04)	$ (0.04)
Weighted average number of common shares outstanding	135,028,036	128,323,602